PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, comprise:

	At December 31,
	2016	2017
Buildings	$282,000	$282,000
Plant and machinery	4,873	1,097,710
Motor vehicles	-	50,971
Office equipment	50,170	39,247
Power stations	23,170,604	125,753,462

Less: Accumulated depreciation	(3,354,205)	(8,388,858)
	20,153,442	118,834,532
Construction in progress	5,147	35,824,545
Property, plant and equipment, net	$20,158,589	$154,659,077

Construction in progress mainly represents new solar power projects for self-electricity generation in China.

The carrying amount of the power stations of $23.2 million as of December 31, 2016 was reclassified from project assets to property plant and equipment at the point it no longer met the held for sale criteria. All these power stations were self-constructed for electricity generation purpose.

Depreciation expense for the years ended December 31, 2015, 2016 and 2017 was $3,548,898, $2,400,522 and $4,475,823, respectively.